INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 200
Year Two	200
Year Three	200
Year Four	200
Year Five	$ 200